Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	THE NORTH COUNTRY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001123460
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ncf
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2025
Prospectus Date	rr_ProspectusDate	Mar. 31, 2024
The North Country Equity Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – The North Country Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The North Country Large Cap Equity Fund (the “Fund”) seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 26, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The Fund defines large capitalization companies as those companies whose market capitalizations are equal to or greater than $10 billion at the time of purchase. Equity securities include common stocks of domestic and foreign-domiciled companies, preferred stocks, convertible preferred stocks, and American Depository Receipts (“ADRs”). The Fund focuses primarily on market sectors such as Materials, Health Care, Utilities, Information Technology, Industrials, Consumer Discretionary, Consumer Staples, Financial Services, REITs, Energy, and Communication Services.

Advisors Preferred, LLC attempts to outperform the Fund’s benchmark index by varying the number and percentages of the Fund’s holdings and emphasizing one or more sectors in selecting its investments. The Adviser selects portfolio securities based on its analysis of various factors including price/earnings ratios, the strength or potential strength of a company’s competitive position, strength of management, marketing prowess and product development capabilities.

The Adviser utilizes a buy and hold approach, generally maintaining its position in a company’s stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying or holding it no longer apply, such as a lack of performance, change in business direction, adverse changes in other factors or when the company begins to show deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The net asset value of the Fund’s shares will fluctuate based on the value of the securities held in its portfolio. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Market Risk. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities (such as stocks), which are generally more volatile and carry more risk than some other forms of investments. The price of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, social or market conditions. Stock prices in general may decline over short or extended periods of time, lowering the value of the Fund’s investments. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings, by such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates, terrorism, war, natural disasters, and epidemics. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

Liquidity Risk. The Fund may invest in securities that are or become illiquid, and the Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

Manager Risk. Investment in the Fund involves the risk that the Adviser’s assessment of the growth potential of specific securities may prove incorrect.

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic, financial, social and political instability, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally), and the threat of nationalization and expropriation.

Large Cap Stock Risk. Because the investment focus of the Fund is on large cap stocks, the value of the Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole because investments in larger, more established companies may involve certain risks associated with their larger size. For example, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future. Information technology companies may have limited product lines, markets, financial resources or personnel.

Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The information technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.

Cybersecurity risk. Like other funds and business enterprises, the Fund, the Adviser and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the Adviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund.

The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents. New ways to carry out cyber-attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber-attack.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to March 30, 2021, the Fund was known as the North Country Equity Growth Fund and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 30, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a supplemental index that is intended to measure the performance average of similar mutual funds. Please remember that the Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a supplemental index that is intended to measure the performance average of similar mutual funds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s best quarterly performance was 21.11% (quarter ended June 30, 2020) and its lowest quarterly performance was -16.55% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	its lowest quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.

The Lipper Large Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

Investors cannot invest directly in an index.

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The North Country Equity Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
The North Country Equity Growth Fund | Lipper Large Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.49%
5 Years	rr_AverageAnnualReturnYear05	13.33%
10 Years	rr_AverageAnnualReturnYear10	11.92%
The North Country Equity Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities (such as stocks), which are generally more volatile and carry more risk than some other forms of investments. The price of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, social or market conditions. Stock prices in general may decline over short or extended periods of time, lowering the value of the Fund’s investments. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings, by such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates, terrorism, war, natural disasters, and epidemics. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

The North Country Equity Growth Fund | Investing In Mutual Funds [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

The North Country Equity Growth Fund | Issuer Specific Changes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

The North Country Equity Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may invest in securities that are or become illiquid, and the Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

The North Country Equity Growth Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manager Risk. Investment in the Fund involves the risk that the Adviser’s assessment of the growth potential of specific securities may prove incorrect.
The North Country Equity Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic, financial, social and political instability, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally), and the threat of nationalization and expropriation.

The North Country Equity Growth Fund | Large Cap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Stock Risk. Because the investment focus of the Fund is on large cap stocks, the value of the Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole because investments in larger, more established companies may involve certain risks associated with their larger size. For example, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

The North Country Equity Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

The North Country Equity Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future. Information technology companies may have limited product lines, markets, financial resources or personnel.

Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The information technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.

The North Country Equity Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity risk. Like other funds and business enterprises, the Fund, the Adviser and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the Adviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund.

The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents. New ways to carry out cyber-attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber-attack.

The North Country Equity Growth Fund | The North Country Equity Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NCEGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,279
Annual Return 2015	rr_AnnualReturn2015	4.51%
Annual Return 2016	rr_AnnualReturn2016	6.07%
Annual Return 2017	rr_AnnualReturn2017	23.79%
Annual Return 2018	rr_AnnualReturn2018	(3.54%)
Annual Return 2019	rr_AnnualReturn2019	30.16%
Annual Return 2020	rr_AnnualReturn2020	24.67%
Annual Return 2021	rr_AnnualReturn2021	23.07%
Annual Return 2022	rr_AnnualReturn2022	(20.57%)
Annual Return 2023	rr_AnnualReturn2023	24.19%
Annual Return 2024	rr_AnnualReturn2024	27.45%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	27.45%
5 Years	rr_AverageAnnualReturnYear05	14.04%
10 Years	rr_AverageAnnualReturnYear10	12.76%
The North Country Equity Growth Fund | The North Country Equity Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.22%
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	10.55%
The North Country Equity Growth Fund | The North Country Equity Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	10.73%
10 Years	rr_AverageAnnualReturnYear10	10.04%

[1]	Advisors Preferred, LLC (the “Adviser”) has agreed, through February 26, 2027, to reduce its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses do not exceed an annual rate of 1.03%. Operating expenses with respect to the Fund, are defined to include all expenses necessary or appropriate for the operation of the Fund and including the investment advisory fee and other expenses, but does not include any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses of underlying funds in which this Fund invests, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation. The Adviser has right to receive reimbursement of any excess expense payments paid by it pursuant to the expense limitation agreement in future years on a rolling three-year basis from the time such fee is waived or reimbursed, if such reimbursement can be achieved both within the 1.03% operating expense limit and within any then-current operating expense limitation. This waiver may not be terminated prior to that date without the approval of the Board of Trustees of The North Country Funds.